Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 322,082	$ 84,003	[1]	$ 701,175	[1]
Other financial liabilities, Non-current	2,170,328	2,382,396	[1]	2,171,325	[1]
Banco Santander
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	137,681	163,308		223,600
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	259,461	61,447		618,183
Other financial liabilities, Non-current	2,161,366	2,377,162		2,163,402
Interest-Bearing Borrowings [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	196,969	4,720		154,161
Other financial liabilities, Non-current	$ 721,022	$ 914,242		$ 644,000
Interest-Bearing Borrowings [Member] | Banco Scotiabank (Overdraft facility) | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.20%
Nominal Interest Rate	6.20%
Amortization	Upon expiration
Other financial liabilities, Current	$ 6
Interest-Bearing Borrowings [Member] | Banco Santander | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate				5.71%
Nominal Interest Rate				5.71%
Amortization				Upon expiration
Other financial liabilities, Current				$ 49,963
Interest-Bearing Borrowings [Member] | Scotiabank Chile | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.27%	5.91%		6.86%
Nominal Interest Rate	5.27%	5.91%		6.86%
Amortization	Upon expiration	Upon expiration		Upon expiration
Other financial liabilities, Current	$ 150,615	$ 690		$ 772
Other financial liabilities, Non-current		$ 150,000		$ 150,000
Interest-Bearing Borrowings [Member] | European Investment Bank | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.89%	4.89%		4.89%
Nominal Interest Rate	4.89%	4.89%		4.89%
Amortization	Annual	Annual		Annual
Other financial liabilities, Current	$ 21,719	$ 3,098		$ 3,090
Other financial liabilities, Non-current	$ 475,380	$ 494,000		$ 494,000
Interest-Bearing Borrowings [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.90%	5.90%
Nominal Interest Rate	4.46%	5.15%
Amortization	Biannual	Biannual
Other financial liabilities, Current	$ 24,626	$ 928
Other financial liabilities, Non-current	$ 245,642	$ 270,242
Interest-Bearing Borrowings [Member] | DNB Bank ASA (Commitment fee) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.30%
Nominal Interest Rate		0.30%
Amortization		Upon expiration
Other financial liabilities, Current		$ 1
Interest-Bearing Borrowings [Member] | CAF_VE (Commitment fee) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.50%	0.50%
Nominal Interest Rate	0.50%	0.50%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 3	$ 3
Interest-Bearing Borrowings [Member] | Banco Bilbao Vizcaya Argentaria S.A. NY Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate				6.37%
Nominal Interest Rate				6.37%
Amortization				Upon expiration
Other financial liabilities, Current				$ 75,318
Interest-Bearing Borrowings [Member] | Mizuho Bank LTD. | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate				6.37%
Nominal Interest Rate				6.37%
Amortization				Upon expiration
Other financial liabilities, Current				$ 25,000
Interest-Bearing Borrowings [Member] | SMBC (Commitment fee) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate				0.32%
Nominal Interest Rate				0.32%
Amortization				Upon expiration
Other financial liabilities, Current				$ 18
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	802	932		336
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Banco Scotiabank (Overdraft facility) | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	6
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	793	928
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | DNB Bank ASA (Commitment fee) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		1
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | CAF_VE (Commitment fee) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3	3
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria S.A. NY Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current				318
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | SMBC (Commitment fee) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current				18
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	196,167	3,788		153,825
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Banco Santander | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current				49,963
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Scotiabank Chile | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	150,615	690		772
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	21,719	3,098		3,090
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	23,833
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria S.A. NY Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current				75,000
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Mizuho Bank LTD. | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current				25,000
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	55,968	192,455		174,500
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Scotiabank Chile | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		150,000		150,000
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | European Investment Bank | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,135	18,621		24,500
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,833	23,834
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	57,540	55,968
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | European Investment Bank | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,707	32,135
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,833	23,833
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	59,188	57,540		37,109
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | European Investment Bank | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	35,355	33,706		37,109
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,833	23,834
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	60,917	59,188		37,731
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	37,084	35,355		37,731
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,833	23,833
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	487,409	549,091		394,660
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	337,099	374,183		$ 394,660
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | CitiBank N.A. London Branch | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 150,310	$ 174,908

[1]	See Note 3.